36 Related Party Transactions (Details Narrative) - Financial Guarantee [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Copel Geracao e Transmissao S.A. [Member]
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral by entity, related party transactions	R$ 4,005	R$ 3,246
Copel Comercializacao S.A. [Member]
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral by entity, related party transactions	R$ 21,846	R$ 79,358